Other Intangible Assets (Tables)	12 Months Ended
Dec. 31, 2017
Goodwill and Intangible Assets Disclosure [Abstract]
Other Intangible Assets

Other intangible assets consisted of the following:

December 31, 2017	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	668	(566)	102
Contractual customer relationships	5	(5)	—
Purchased & internally developed software	440	(383)	57
Construction in progress	50	—	50
Other intangible assets	65	(65)	—

Total	1,228	(1,019)	209

December 31, 2016	Gross Cost	Accumulated Amortization	Net Cost
Technologies & licences	618	(534)	84
Contractual customer relationships	4	(4)	—
Purchased & internally developed software	407	(347)	60
Construction in progress	51	—	51
Other intangible assets	65	(65)	—

Total	1,145	(950)	195

Estimated Amortization Expense of Existing Intangible Assets	The estimated amortization expense of the existing intangible assets for the following years is:

Year
2018	75
2019	58
2020	41
2021	22
2022	10
Thereafter	3

Total	209